Acquisition of Assets	12 Months Ended
Dec. 31, 2011
Acquisition of Assets [Abstract]
ACQUISITION OF ASSETS

NOTE 16. ACQUISITION OF ASSETS

In 2011, the Bancorp bought certain assets and assumed certain liabilities of the branch offices of Heritage First Bank located in Crossville and Gulf Shores, Alabama. The following is a schedule of consideration, based on fair values at the acquisition date:

September 30,
Assets Acquired
Cash	$11,839,459
Investments	3,319,870
Loans	30,466,253
Property and equipment	2,746,099
Other Real Estate Owned	1,811,786
Accrued Income	118,767

50,302,234

Cost of Assets
Deposits assumed	52,072,698
Accrued interest payable	23,962
Cash payment	300,000

52,396,660

Amount paid over value of assets (Goodwill)	$2,094,426

Conversion costs, including professional fees, relating to the acquisition amounted to approximately $648,000 and were expensed in the current period.